PGIM TIPS Fund
Schedule of Investments (unaudited) as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 98.6%
U.S. Treasury Obligations
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	01/15/22	151	$154,122
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/23	15,030	15,745,802
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/30	4,564	5,002,036
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	07/15/30	3,375	3,709,894
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	02/15/51	40	41,697
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	01/15/25	9,711	10,623,241
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	01/15/27	1,421	1,586,274
U.S. Treasury Inflation Indexed Bonds, TIPS	0.500	04/15/24	1,298	1,412,418
U.S. Treasury Inflation Indexed Bonds, TIPS	0.500	01/15/28	6,371	7,178,649
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	04/15/23	1,011	1,075,128
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/24	5,134	5,579,996
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/26	7,538	8,465,044
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	02/15/43	835	958,324
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/42	1,269	1,491,163
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/45	313	368,533
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	01/15/29	10,125	11,752,952
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	02/15/47	1,743	2,137,961
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/46	89	110,709
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/48	4,373	5,539,100
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/49	695	886,031
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/40	1,418	2,061,609
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/41	985	1,443,522
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/27	2,172	2,686,378
U.S. Treasury Inflation Indexed Bonds, TIPS	3.375	04/15/32	126	185,524

Total Long-Term Investments (cost $87,009,008)				90,196,107

	Shares
Short-Term Investment 0.7%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $647,092)(wb)	647,092	647,092

TOTAL INVESTMENTS 99.3% (cost $87,656,100)		90,843,199
Other assets in excess of liabilities 0.7%		605,080

Net Assets 100.0%		$91,448,279

PGIM TIPS Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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